UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:  811-08683

STATE FUNDS

(Exact name of registrant as specified in charter)

5550 Painted Mirage Road, Suite 320

Las Vegas, Nevada 89149

(Address of principal executive offices) (Zip code)

New York Alaska ETF Management LLC

5550 Painted Mirage Road, Suite 320

Las Vegas, Nevada 89149

(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 523-8382

Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Enhanced Ultra Short Duration Mutual Fund
Schedule of Investments
March 31, 2018

						Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 71.61%						Amount	( Note 3)

U.S. Treasuries - 71.61%
U.S. Treasury Bill 0.00%, 6/28/2018						$ 18,327,000	$ 18,252,776
U.S. Treasury Bill 0.00%, 2/28/2019						2,164,000	2,124,615
U.S. Treasury Bond 2.978%, 5/15/2047						16,000	16,078
U.S. Treasury Bond %, 8/15/2047						187,000	178,651
						20,694,000	20,572,120

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $20,573,649)* - 71.60%

SHORT TERM INVESTMENTS

	Reverse Repurchase Agreements**-28.10%
	Net Interest	Floating	Trade	Maturity [a]	Collateral [b]	Principal	Value
Counterparty	Rate	Fee rate ( %) [c]	Date	Amount	Amount	Amount	( Note 3)
Institutional Syndication, LLC	0.00%	13.00%	11/13/2017	$ 1,786,636	$ 1,830,000	$ 1,786,000	$ 1,786,000
Institutional Syndication, LLC	0.00%	13.00%	11/13/2017	$ 1,829,651	$ 1,874,000	$ 1,829,000	1,829,000
Institutional Syndication, LLC	0.00%	13.00%	11/21/2017	$ 270,096	$ 280,000	$ 270,000	270,000
Institutional Syndication, LLC	0.00%	13.00%	12/27/2017	$ 300,107	$ 312,000	$ 300,000	300,000
Institutional Syndication, LLC	0.00%	13.00%	2/15/2018	$ 100,036	$ 104,000	$ 100,000	100,000
Institutional Syndication, LLC	0.00%	13.00%	2/21/2018	$ 660,235	$ 673,200	$ 660,000	660,000
Institutional Syndication, LLC	0.00%	13.00%	3/7/2018	$ 250,089	$ 250,000	$ 250,000	250,000
North American Liquidity Resources, LLC	0.00%	11.00%	1/18/2018	$ 1,300,392	$ 1,339,000	$ 1,300,000	1,300,000
North American Liquidity Resources, LLC	0.00%	11.00%	2/6/2018	$ 290,087	$ 295,800	$ 290,000	290,000
North American Liquidity Resources, LLC	0.00%	13.00%	3/14/2018	$ 358,128	$ 366,000	$ 358,000	358,000
North American Liquidity Resources, LLC	0.00%	13.00%	3/21/2018	$ 650,232	$ 663,000	$ 650,000	650,000
North American Liquidity Resources, LLC	0.00%	13.00%	3/21/2018	$ 280,100	$ 290,000	$ 280,000	280,000

	$ 8,075,788	$ 8,277,000	$ 8,073,000	$ 8,073,000

TOTAL FOR SHORT TERM INVESTMENTS (Cost $8,073,000)* - 28.10%

TOTAL INVESTMENTS (Cost $28,646,649) *** - 99.71%				28,645,120

OTHER ASSETS LESS LIABILITIES, NET - 0.29%				83,576

NET ASSETS - 100.00%				$ 28,728,696

a Overnight maturity date 03/31/2018

b  Proceeds (collateral) received with respect to reverse repurchase agreements are allowed to be cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund earmarks or establishes a segregated account which is at least equal in value to its obligations to hold the aforementioned proceeds (collateral).

c Floating fee rate is inversely tied to the price of certain US treasuries the fund holds.
* Refers to tax cost

*** At March 31, 2018, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $24,758,649 amounted to $4,333, which consisted of aggregate gross unrealized appreciation of $3,812, and aggregate gross unrealized depreciation of $8,145.

NOTES TO FINANCIAL STATEMENTS
Enhanced Ultra Short Duration Mutual Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized deppreciation on investments, based on cost for federal income tax purposes of $24,758,649 amounted to $4,333, which consisted of aggregate gross unrealized appreciation of $3,812, and aggregate gross unrealized depreciation of $8,145.

2. SECURITY VALUATION

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers which also can be clearly and closely related to a host contract); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments including secured instruments whose value is derived from their collateralization, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities. The fund uses amortization under interest rate method to calculate the interest income received from US Treasury bills. The effective interest method is an accounting practice used for discounting a bond. This method is used for bonds sold at a discount; the amount of the bond discount is amortized to interest expense over the bond's life.

Short term investments - Short term investments are valued using the lower value of either: (1) fair value or (2) amortized cost. Reverse repurchase agreements are categorized as short-term investments and are categorized as Level 2.

Reverse Repurchase Agreements - The Fund may also enter into reverse repurchase agreements with counterparties.  In a typical reverse repurchase agreement, the Fund enters into a contract with a counterparty under which (i) the Fund sells securities for cash or cash equivalents to the counterparty, and (ii) the Fund agrees to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements provide the Fund with a source of liquidity that can be invested elsewhere for no more than six days and/or earn income at either fixed or floating (variable) interest rates and fees. There are many existing examples that borrowers earn profit in spite of their borrowing activity for example: Banks borrow money via selling deposits and then charging high fees for additional activities related to the deposit including they charging high fees for allowing deposit buyer (the bank’s lender) to make payments (incoming and outgoing) from and to the deposit therefore, the bank actually profits a lot more than the cost it pays for the borrowing since the  added commissions turn the borrowing activity into a profitable activity. In the Fund’s case, the fund charges additional fees that turn its borrowing activity into profits by charging fees for allowing its counterparties to substitute the proceeds (collateral) it receives for reasons such as substituting collateral durations.

While a reverse repurchase agreement has legal characteristics of both a sale and a secured transaction, economically it functions as a loan from the counterparty to the Fund, in which the securities purchased by the counterparty serve as collateral for the loan.

Securities received by the Fund through reverse repurchase agreements include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. the Fund will invest over 5% of its assets in reverse repurchase agreements in which proceeds (collateral) received with respect to reverse repurchase agreements will include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund will earmark or establish a segregated account equal in value to its obligations to hold the aforementioned proceeds (collateral).

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of March 31, 2018:

Valuation Inputs of Assets	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total
Short Term Investments	$ -	$ 8,073,000	$ -	$8,073,000
U.S. Government Obligations	$20,572,120	$ -	$ -	$20,572,120
Total	$20,572,120	$8,073,000	$ -	$28,645,120

Item 2. Controls and Procedures.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FUNDS

By:  /s/Ofer Abarbanel

     * Ofer Abarbanel

     Trustee, President, Chief Executive Officer, Chief Financial Officer, Chief   Compliance & AML Officer

Date May 29, 2018

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:  /s/Ofer Abarbanel

     * Ofer Abarbanel

     Trustee, President, Chief Executive Officer, Chief Financial Officer, Chief Compliance & AML Officer

Date May 29, 2018

* Print the name and title of each signing officer under his or her signature.